Employee Compensation - Share-Based Compensation - Summary of Information about our Stock Option Plan (Detail)	12 Months Ended
	Oct. 31, 2024 shares $ / shares	Oct. 31, 2023 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Weighted-average exercise price,Granted | $ / shares	$ 118.5	$ 122.31
Employee Stock Options [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Number of stock options, Outstanding at beginning of year | shares	6,312,576	5,976,870
Number of stock options, Granted | shares	1,113,853	1,322,817
Number of stock options, Exercised | shares	(811,652)	(724,853)
Number of stock options, Forfeited/cancelled | shares	(60,285)	(262,258)
Number of stock options, Outstanding at end of year | shares	6,554,492	6,312,576
Number of stock options, Exercisable at end of year | shares	2,856,460	2,759,935
Number of stock options, Available for grant | shares	9,565,914	10,619,482
Weighted-average exercise price, Outstanding at beginning of year | $ / shares	$ 105.26	$ 98.12
Weighted-average exercise price,Granted | $ / shares	118.5	122.31
Weighted-average exercise price,Exercised | $ / shares	82.74	76.12
Weighted-average exercise price,Forfeited/cancelled | $ / shares	122.22	109.19
Weighted-average exercise price,Outstanding at end of year | $ / shares	110.14	105.26
Weighted-average exercise price,Exercisable at end of year | $ / shares	$ 95.27	$ 89.99